INVESTMENT AND MORTGAGE-BACKED SECURITIES - Rollforward of amounts recognized in earnings related to credit losses on securities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit component of OTTI, Beginning balance	$ 2,103	$ 2,404
Additions for credit-related OTTI charges on previously unimpaired securities
Reductions for securities liquidated		(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20	154
Credit component of OTTI, Ending balance	$ 2,123	$ 2,103